Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Lease

Note 12 — Lease

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective January 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of January 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense for the years ended December 31, 2023, 2022 and 2021 amounted to $344,775, $162,799 and $307,497, respectively. Cash paid for amounts included in the measurement of lease liabilities amounted to $141,183 and $63,837 for the years ended December 31, 2023 and 2022, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2023	December 31, 2022

Right-of-use assets, net	$357,007	$211,585

Operating lease liabilities - current	260,728	91,587
Operating lease liabilities - non-current	109,956	101,992
Total operating lease liabilities	$370,684	$193,579

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.5 years
Weighted average discount rate	5.0%

The following is a schedule of maturities of lease liabilities as of December 31, 2023:

Twelve months ending December 31,	Amount
2024	$271,791
2025	111,009
Total future minimum lease payments	382,800
Less: imputed interest	(12,116)
Present value of lease liabilities	$370,684